Business combinations (Tables)	9 Months Ended
Sep. 30, 2020
Business combinations [Abstract]
Amount of assets and liabilities consolidated at the effective acquisition date
The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Asset Acquisition for the nine-month period ended September 30, 2020
Concessional assets	162,489
Other non-current assets	931
Cash & cash equivalents	17,646
Other current assets	29,445
Non-current Project debt	(150,087)
Current Project debt	(8,357)
Other current and non-current liabilities	(4,378)
Non-controlling interests	(25,079)
Asset acquisition - purchase price	(22,610)
Net result of the asset acquisition	-

The amount of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Asset Acquisition for the year ended December 31, 2019
Concessional assets	28,738
Current assets	1,503
Deferred tax liabilities	(2,539)
Other current and non-current liabilities	(1,512)
Asset acquisition - purchase price	(26,190)
Net result of the asset acquisition	-